Acquired intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2013
Acquired Intangible Assets, Net

Acquired intangible assets, net consisted of the following:

	December 31,
	2012	2013
Distribution networks	$2,329,849	$2,329,849
Trademarks	2,904,171	2,928,365

	$5,234,020	$5,258,214
Less: accumulated amortization	(3,437,654)	(3,777,851)

	$1,796,366	$1,480,363